Taxation - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Income Taxes [Line Items]
Income taxes rate	26.50%	26.60%
Effective income tax expense (benefit) rate	23.10%	(1.40%)
Deferred tax benefit	$ 511	$ 11
Percentage of increase in effective tax rate	1.00%
Sensitivity to change in effective tax rate	$ 12
US Tax Cuts and Jobs Act Two thousand seventeen [member]
Disclosure of Income Taxes [Line Items]
Deferred tax benefit	304
Prepaid expenses and other current assets [Member]
Disclosure of Income Taxes [Line Items]
Current tax assets	53	73
Other non-current assets [Member]
Disclosure of Income Taxes [Line Items]
Non-current tax assets	45	0
Payables, accruals and provisions [Member]
Disclosure of Income Taxes [Line Items]
Current taxes payable	$ 78	$ 69